LOANS PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 20, 2022
Short-Term Debt [Line Items]
Original amount of loans payable			$ 3,000,000
Loans payable	$ 13,163,355
Letter of credit	2,500,000
Original borrowing	119,224
Other borrowing	225,929
Other borrowings	13,163,355	2,192,118
Less: Current maturities	9,761,723	1,267,004
Loans payable non current	3,401,632	925,114
Original borrowings of $100,000, bears interest at 1%, requires no payments until maturity in March 2024
Short-Term Debt [Line Items]
Original amount of loans payable	$ 100,000	$ 100,000
Interest rate of loans payable	1.00%	1.00%
Additional borrowings	$ 0	$ 0
Loans payable		20,500
Original borrowings of $250,000, bears interest at 1%, requires no payments until maturity in January 2024
Short-Term Debt [Line Items]
Original amount of loans payable	$ 250,000	$ 250,000
Interest rate of loans payable	1.00%	1.00%
Additional borrowings	$ 0	$ 0
Loans payable	210,500	210,500
Original payable of $151,096 with additional net borrowings of $89,154, requires monthly payments of $1,500 until total payments of $240,250 have been made
Short-Term Debt [Line Items]
Original amount of loans payable	151,096	151,096
Additional borrowings	252,954	252,954
Loans payable	392,044	242,053
Monthly payment of loans payable	1,500	1,500
Total payments made	404,050	404,050
Original payable of $553,175 with additional net borrowings of $125,412, requires monthly payments of $25,000 until total payments of $678,587 have been made
Short-Term Debt [Line Items]
Original amount of loans payable	553,175	553,175
Additional borrowings	72,237	72,237
Loans payable	450,000	553,175
Monthly payment of loans payable	25,000	25,000
Total payments made	625,412	625,412
Original payable of $492,180, requires monthly payments of $25,000 until total payments of $492,180 have been made
Short-Term Debt [Line Items]
Original amount of loans payable	492,180	492,180
Additional borrowings	620,804	620,804
Loans payable	865,618	1,020,890
Monthly payment of loans payable	25,000	25,000
Total payments made	1,112,984	1,112,984
Original borrowings of $4,580,000 and unamortized original issue discount of $453,750, bears interest at 5%, requires no payments until maturity in May 2023
Short-Term Debt [Line Items]
Original amount of loans payable	$ 9,075,000	$ 9,075,000
Interest rate of loans payable	5.00%	5.00%
Additional borrowings	$ 0	$ 0
Loans payable	8,275,040
Debt Instrument, unamortized discount	638,388	638,388
Original borrowings of $60,000, bears interest at 1%, requires no payments until maturity in January 2024
Short-Term Debt [Line Items]
Original amount of loans payable	$ 60,000	$ 60,000
Interest rate of loans payable	1.00%	1.00%
Loans payable	$ 60,000
Original amounts due of $195,000, related to services provided by a vendor, requires monthly payments of $10,000 through May 2022, then monthly payments of $25,000 through August 2022 at which time any remaining balance is due
Short-Term Debt [Line Items]
Original amount of loans payable	195,000	195,000
Additional borrowings	10,000	10,000
Loans payable	65,000	145,000
Monthly payment of loans payable	$ 25,000	$ 25,000